INVESTMENTS IN EQUITY ACCOUNTED INVESTEES (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Disclosure of interests in joint ventures

	Ownership Interest at December 31 (percent)		Share of Profit from Equity Investments		Investment in Equity Accounted Investees at December 31
			For the years ended December 31
($ millions)	2022	2021	2022	2021	2022	2021
PGI(1)	60	—	49	—	4,158	—
Alliance	50	50	167	111	2,609	2,686
Aux Sable	42.7 - 50	42.7 - 50	91	77	360	377
Veresen Midstream(2)	—	45	51	77	—	1,349
Cedar LNG	49.9	49.9	—	—	155	130
Other(3)	50 - 75	50 - 75	3	16	88	80
Total			361	281	7,370	4,622
(1)    Refer to Note 9 and to the "PGI Acquisition" section of this note for further information on the acquisition of Pembina's interest in PGI.
(2)    Pembina owned a 45 percent interest in Veresen Midstream up to the closing of the PGI Transaction on August 15, 2022. As part of the transaction, Pembina contributed its 45 percent interest in Veresen Midstream to PGI.
(3)    Other includes Pembina's interest in Ruby, CKPC, Grand Valley, and Fort Corp. Pembina owns a 50 percent convertible, cumulative preferred interest in Ruby. Refer to "Financing Activities for Equity Accounted Investees" section below for further details on Ruby.
The cost of Pembina's 60 percent interest in PGI was allocated to PGI's identifiable net assets on the acquisition date as follows:

As at August 15, 2022	Previously reported	Adjustments	Updated
($ millions)	in Q3 2022
Current assets	853	(212)	641
Non-current assets	6,648	(7)	6,641
Current liabilities	1,163	1	1,164
Non-current liabilities	2,483	351	2,834
Allocated to PGI assets and liabilities	3,855	(571)	3,284
Goodwill	328	571	899
Pembina's cost of investment in PGI	4,183	—	4,183

For the year ended December 31, 2022 ($ millions)	PGI(1)	Alliance	Aux Sable	Veresen Midstream(2)	Cedar LNG	Other(3)
Earnings and Comprehensive Income
Revenue	625	1,115	2,283	449	—	56
Expenses	(307)	(480)	(2,026)	(151)	(1)	(41)
Depreciation and amortization	(133)	(140)	(47)	(122)	—	(16)
Interest expense	(94)	(21)	(1)	(58)	—	(2)
Finance costs and other	5	7	4	(2)	—	2
Income tax expense	(24)	—	—	—	—	—
Earnings	72	481	213	116	(1)	(1)
Earnings attributable to Pembina	49	167	91	51	—	3
(1)    Refer to Note 9 and to the "PGI Acquisition" section of this note for further information on the acquisition of Pembina's interest in PGI.
(2)    Pembina owned a 45 percent interest in Veresen Midstream up to the closing of the PGI Transaction on August 15, 2022. As part of the transaction, Pembina contributed its 45 percent interest in Veresen Midstream to PGI.
(3)    Other includes Ruby, CKPC, Grand Valley, and Fort Corp.

As at December 31, 2022 ($ millions)	PGI(1)	Alliance	Aux Sable	Veresen Midstream(2)	Cedar LNG	Other(3)
Statements of Financial Position
Cash and cash equivalents	—	95	16	—	—	29
Other current assets	1,125	118	68	—	2	13
Non-current assets	12,578	1,612	725	—	67	90
Current trade, other payables and provisions	257	57	65	—	7	56
Other current liabilities	578	23	4	—	2	14
Non-current trade, other payables and provisions	106	7	6	—	—	—
Other non-current liabilities	5,799	832	184	—	—	28
(1)    Refer to Note 9 and to the "PGI Acquisition" section of this note for further information on the acquisition of Pembina's interest in PGI.
(2)    Pembina owned a 45 percent interest in Veresen Midstream up to the closing of the PGI Transaction on August 15, 2022. As part of the transaction, Pembina contributed its 45 percent interest in Veresen Midstream to PGI.
(3)    Other includes Ruby, CKPC, Grand Valley, and Fort Corp.

For the year ended December 31, 2021 ($ millions)	PGI(1)	Alliance	Aux Sable	Veresen Midstream	Cedar LNG	Other(2)(3)
Earnings and Comprehensive Income
Revenue	—	905	1,967	661	—	342
Expenses	—	(353)	(1,747)	(216)	—	(58)
Depreciation and amortization	—	(138)	(43)	(191)	—	(41)
Interest expense	—	(118)	—	(71)	—	(79)
Finance costs and other	—	3	—	4	—	(1)
Income tax expense	—	—	—	—	—	—
Earnings	—	299	177	187	—	163
Earnings attributable to Pembina	—	111	77	77	—	16
(1)    Refer to Note 9 and to the "PGI Acquisition" section of this note for further information on the acquisition of Pembina's interest in PGI.
(2)    Balances were adjusted per final issued joint venture financial statements.
(3)    Other includes Ruby, CKPC, Grand Valley, and Fort Corp.

As at December 31, 2021 ($ millions)	PGI(1)	Alliance	Aux Sable	Veresen Midstream	Cedar LNG(2)	Other(3)
Statements of Financial Position
Cash and cash equivalents	—	168	24	1	—	143
Other current assets	—	96	172	210	2	32
Non-current assets	—	1,690	707	4,605	18	766
Current trade, other payables and provisions	—	48	98	63	3	62
Other current liabilities	—	20	45	85	3	643
Non-current trade, other payables and provisions	—	9	5	61	—	307
Other non-current liabilities	—	804	159	2,613	2	47
(1)    Refer to Note 9 and to the "PGI Acquisition" section of this note for further information on the acquisition of Pembina's interest in PGI.
(2)    Balances were adjusted per final issued joint venture financial statements.
(3)    Other includes Ruby, CKPC, Grand Valley, and Fort Corp.

Summary of distributions from and contributions to equity accounted investees
The following table summarizes distributions from and contributions to Pembina's investments in equity accounted investees:

For the years ended December 31	Distributions		Contributions
($ millions)	2022	2021	2022	2021
PGI(1)	125	—	49	—
Alliance	342	212	4	299
Aux Sable	134	100	3	2
Veresen Midstream(2)	66	131	13	29
Cedar LNG	—	—	26	5
Other(3)	6	18	—	—
Total	673	461	95	335
(1)    Refer to Note 9 and to the "PGI Acquisition" section of this note for further information on the acquisition of Pembina's interest in PGI.
(2)    Pembina owned a 45 percent interest in Veresen Midstream up to the closing of the PGI Transaction on August 15, 2022. As part of the transaction, Pembina contributed its 45 percent interest in Veresen Midstream to PGI.
(3) Other includes Pembina's interest in Ruby, CKPC, Grand Valley, and Fort Corp. Pembina owns a 50 percent convertible, cumulative preferred interest in Ruby. Refer to "Financing Activities for Equity Accounted Investees" section below for further details on Ruby.